CASH AND CASH EQUIVALENTS (Tables)	9 Months Ended
Sep. 30, 2021
Cash and cash equivalents [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS
	September 30, 2021	December 31, 2020
Cash held in banks	$27,682,566	$1,839,871
Guaranteed investment certificate	282,951	142,545
	$27,965,517	$1,982,416